EARNINGS PER SHARE (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Dilutive common shares	0	0	0